CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	47,958,550	42,921,600
Ordinary shares, shares outstanding	47,958,550	42,921,600